CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (12,513,000)	$ (24,739,000)	$ (18,216,000)	$ (43,325,000)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(426,000)	43,000	(564,000)	(368,000)
Total other comprehensive (loss) income	(426,000)	43,000	(564,000)	(368,000)
Comprehensive loss	$ (12,939,000)	$ (24,696,000)	$ (18,780,000)	$ (43,693,000)